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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING VP Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 59.6%
		Advertising: 0.9%
1,800		Catalina Marketing Corp.	$56,844
3,200	@	inVentiv Health, Inc.	122,528
94,400		Omnicom Group	9,664,672
			9,844,044
		Aerospace/Defense: 2.1%
17,450		Boeing Co.	1,551,480
700	L	DRS Technologies, Inc.	36,519
2,000		Kaman Corp.	46,620
108,200		Lockheed Martin Corp.	10,497,564
169,340		Raytheon Co.	8,883,576
54,910		United Technologies Corp.	3,569,150
			24,584,909
		Agriculture: 1.2%
21,500	@	Alliance One International, Inc.	198,445
98,905	L	Altria Group, Inc.	8,684,848
2,100		Delta & Pine Land Co.	86,520
48,500	L	Reynolds American, Inc.	3,026,885
700		Universal Corp.	42,945
22,500	L	UST, Inc.	1,304,550
			13,344,193
		Airlines: 0.0%
3,400	@, L	Alaska Air Group, Inc.	129,540
2,500	@, L	JetBlue Airways Corp.	28,775
9,695		Skywest, Inc.	260,117
			418,432
		Apparel: 0.6%
90,300	@	Coach, Inc.	4,519,515
800	@, L	CROCS, Inc.	37,800
2,100	@, L	Deckers Outdoor Corp.	149,142
5,300	@	Gymboree Corp.	212,371
17,900	@	Hanesbrands, Inc.	526,081
25,800		Jones Apparel Group, Inc.	792,834
8,900		Kellwood Co.	261,037
6,100		K-Swiss, Inc.	164,822
11,100		Wolverine World Wide, Inc.	317,127
			6,980,729
		Auto Parts & Equipment: 0.1%
20,800	L	ArvinMeritor, Inc.	379,600
600		Bandag, Inc.	30,414
3,200	@	Lear Corp.	116,832
6,800	L	Standard Motor Products, Inc.	116,076
			642,922
		Banks: 3.1%
29,900		Associated Banc-Corp.	1,004,640
297,435		Bank of America Corp.	15,175,134
7,000		Bank of Hawaii Corp.	371,210
9,900	L	Chittenden Corp.	298,881
23,700	L	Colonial BancGroup, Inc.	586,575
37,100		Comerica, Inc.	2,193,352
9,500	L	Corus Bankshares, Inc.	162,070
9,692	L	East-West Bancorp., Inc.	356,375
16,300	@@, L	First Bancorp.	216,138
1,600		First Financial Bancorp.	24,176
2,400		First Indiana Corp.	52,440
1,800		First Republic Bank	96,660
18,500	L	FirstMerit Corp.	390,535
4,500	L	Fremont General Corp.	31,185
10,600		Hanmi Financial Corp.	202,036
16,000		Independent Bank Corp.	325,920
2,300		Nara Bancorp., Inc.	40,273
115,500	L	Regions Financial Corp.	4,085,235
4,800		UCBH Holdings, Inc.	89,376
700		United Bankshares, Inc.	24,521
83,650	L	Wachovia Corp.	4,604,933
5,500		Webster Financial Corp.	264,055
147,100		Wells Fargo & Co.	5,064,653
2,700	L	Whitney Holding Corp.	82,566
4,700		Wilshire Bancorp., Inc.	77,080
			35,820,019
		Beverages: 0.3%
44,800		Anheuser-Busch Cos., Inc.	2,260,608
2,800	@, L	Hansen Natural Corp.	106,064

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Beverages (continued)
39,600		Pepsi Bottling Group, Inc.	$1,262,844
16,500		PepsiAmericas, Inc.	368,280
			3,997,796
		Biotechnology: 0.1%
2,100	@	CryoLife, Inc.	17,661
600	@, L	Digene Corp.	25,446
37,500	@, L	Millennium Pharmaceuticals, Inc.	426,000
1,800	@, L	PDL BioPharma, Inc.	39,060
1,900	@, L	Regeneron Pharmaceuticals, Inc.	41,078
10,900	@, L	Savient Pharmaceuticals, Inc.	131,018
8,500	@, L	Vertex Pharmaceuticals, Inc.	238,340
			918,603
		Building Materials: 0.0%
2,400		Florida Rock Industries, Inc.	161,496
1,500		Gibraltar Industries, Inc.	33,930
4,200		Lennox International, Inc.	149,940
900	@, L	NCI Building Systems, Inc.	42,966
3,700		Universal Forest Products, Inc.	183,335
			571,667
		Chemicals: 0.4%
8,100	L	Cabot Corp.	386,613
16,800		Chemtura Corp.	183,624
5,400		Ferro Corp.	116,694
6,400	L	Georgia Gulf Corp.	103,744
6,300		HB Fuller Co.	171,801
12,600		Lubrizol Corp.	649,278
24,587		Lyondell Chemical Co.	736,872
1,500	L	MacDermid, Inc.	52,305
23,600		Olin Corp.	399,784
1,500	@	OM Group, Inc.	67,020
23,400	@, L	PolyOne Corp.	142,740
2,000		Quaker Chemical Corp.	47,620
24,700		Sherwin-Williams Co.	1,631,188
2,693		Valspar Corp.	74,946
			4,764,229
		Commercial Services: 1.0%
16,300		ABM Industries, Inc.	430,157
4,300		Adesa, Inc.	118,809
1,400	L	Administaff, Inc.	49,280
2,700	@, L	Alliance Data Systems Corp.	166,374
30,400	@, L	Apollo Group, Inc.	1,334,560
800		Arbitron, Inc.	37,560
4,600	@, L	Career Education Corp.	140,300
900		Central Parking Corp.	19,962
2,000	@, W	ChoicePoint, Inc.	74,860
2,600	@, L	Coinstar, Inc.	81,380
990	@, L	Consolidated Graphics, Inc.	73,310
33,600	@	Convergys Corp.	853,776
1,000	L	CPI Corp.	52,510
12,000	L	DeVry, Inc.	352,200
4,400	@	Heidrick & Struggles International, Inc.	213,180
4,000	@	ITT Educational Services, Inc.	325,960
1,600	@	Kendle International, Inc.	56,832
14,900	@, L	Korn/Ferry International	341,806
13,600	@, L	Labor Ready, Inc.	258,264
2,500	@, L	Laureate Education, Inc.	147,425
3,700	@, L	Live Nation, Inc.	81,622
10,600		Manpower, Inc.	781,962
68,500		McKesson Corp.	4,009,990
2,100	@	Midas, Inc.	45,297
20,400	@	MPS Group, Inc.	288,660
1,300	@, L	Pharmanet Development Group	33,800
400	@, L	Pre-Paid Legal Services, Inc.	20,044
6,300	@, L	Quanta Services, Inc.	158,886
200		Strayer Education, Inc.	25,000
1,010	@, L	Vertrue, Inc.	48,591
6,300	W	Viad Corp.	243,180
4,250	@, L	Volt Information Sciences, Inc.	111,308
6,300		Watson Wyatt Worldwide, Inc.	306,495
			11,283,340
		Computers: 4.6%
4,700	@	Affiliated Computer Services, Inc.	276,736
3,300	L	Agilysys, Inc.	74,151
47,600	@	Apple, Inc.	4,422,516
1,990	@	CACI International, Inc.	93,251
15,900	@, L	Cadence Design Systems, Inc.	334,854
7,600	@	Ciber, Inc.	59,812
505,400	@	Dell, Inc.	11,730,334
700	L	Factset Research Systems, Inc.	43,995

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Computers (continued)
354,000		Hewlett-Packard Co.	$14,209,560
10,200		Imation Corp.	411,876
167,150		International Business Machines Corp.	15,755,559
1,900	@, L	Kronos, Inc.	101,650
43,000	@, L	Lexmark International, Inc.	2,513,780
3,500	@, L	Mercury Computer Systems, Inc.	48,545
4,337	@, L	Micros Systems, Inc.	234,155
19,600	@, L	Network Appliance, Inc.	715,792
6,700	@, L	Radisys Corp.	109,478
10,800	@, L	Sandisk Corp.	473,040
14,000	@, L	SRA International, Inc.	341,040
2,700	@	SYKES Enterprises, Inc.	49,248
16,400	@	Synopsys, Inc.	430,172
11,700	@	Western Digital Corp.	196,677
			52,626,221
		Cosmetics/Personal Care: 1.0%
31,000	L	Estee Lauder Cos., Inc.	1,514,350
150,392		Procter & Gamble Co.	9,498,759
			11,013,109
		Distribution/Wholesale: 0.0%
8,100		Building Materials Holding Corp.	146,691
8,000	@	Tech Data Corp.	286,480
			433,171
		Diversified Financial Services: 4.5%
3,800		AG Edwards, Inc.	262,884
18,800		American Express Co.	1,060,320
13,400	@, L	AmeriCredit Corp.	306,324
26,900		CIT Group, Inc.	1,423,548
303,065		Citigroup, Inc.	15,559,357
29,100	L	Countrywide Financial Corp.	978,924
41,300		Fannie Mae	2,254,154
1,700	L	Financial Federal Corp.	44,744
30,750		Goldman Sachs Group, Inc.	6,353,873
3,500	L	IndyMac Bancorp., Inc.	112,175
5,700	@, L	Investment Technology Group, Inc.	223,440
218,700		JP Morgan Chase & Co.	10,580,706
2,600	@, L	LaBranche & Co., Inc.	21,216
44,300	L	Lehman Brothers Holdings, Inc.	3,104,101
37,610		Merrill Lynch & Co., Inc.	3,071,609
77,400		Morgan Stanley	6,096,024
300	@	Piper Jaffray Cos.	18,582
15,800		Raymond James Financial, Inc.	470,208
2,950		SWS Group, Inc.	73,190
10,700		Waddell & Reed Financial, Inc.	249,524
			52,264,903
		Electric: 1.5%
4,500		Central Vermont Public Service Corp.	129,690
4,200		Duquesne Light Holdings, Inc.	83,118
75,300		Edison International	3,699,489
6,200	@	El Paso Electric Co.	163,370
13,500		Entergy Corp.	1,416,420
5,500		MDU Resources Group, Inc.	158,070
30,500		Northeast Utilities	999,485
7,000		NSTAR	245,840
21,700		OGE Energy Corp.	841,960
4,700		Pepco Holdings, Inc.	136,394
11,600	L	PNM Resources, Inc.	374,680
64,700		Public Service Enterprise Group, Inc.	5,372,688
21,800		TXU Corp.	1,397,380
89,600		Xcel Energy, Inc.	2,212,224
			17,230,808
		Electrical Components & Equipment: 0.0%
2,800	@, L	Advanced Energy Industries, Inc.	58,912
3,000	W	Ametek, Inc.	103,620
1,000	@	Greatbatch, Inc.	25,500
3,100	@, L	Littelfuse, Inc.	125,860
			313,892
		Electronics: 0.3%
4,700		Amphenol Corp.	303,479
1,000	@, L	Avnet, Inc.	36,140
700		Bel Fuse, Inc.	27,097
4,200	@	Benchmark Electronics, Inc.	86,772
8,190	@, L	Coherent, Inc.	259,951
4,300		CTS Corp.	59,426
5,100		Cubic Corp.	110,364
2,600	@, L	Cymer, Inc.	108,030
14,600		Gentex Corp.	237,250
26,800	@, L	Kemet Corp.	205,020
12,100		Methode Electronics, Inc.	178,717

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
1,500		National Instruments Corp.	$39,345
2,400	@, L	Paxar Corp.	68,880
3,700	@, L	Photon Dynamics, Inc.	46,657
13,700	@	Thomas & Betts Corp.	668,834
5,880	@	Trimble Navigation Ltd.	157,819
8,800	@, L	Varian, Inc.	512,688
20,300	@	Vishay Intertechnology, Inc.	283,794
			3,390,263
		Energy - Alternate Sources: 0.0%
5,100	@, L	Headwaters, Inc.	111,435
			111,435
		Engineering & Construction: 0.1%
6,300	@	EMCOR Group, Inc.	371,574
10,500		Granite Construction, Inc.	580,230
12,600	@	Jacobs Engineering Group, Inc.	587,790
1,200	@, L	Shaw Group, Inc.	37,524
3,600	@	URS Corp.	153,324
			1,730,442
		Entertainment: 0.0%
3,000	@	Macrovision Corp.	75,150
3,900	@	Pinnacle Entertainment, Inc.	113,373
			188,523
		Environmental Control: 0.4%
1,000	@, L	Tetra Tech, Inc.	19,060
1,650	@, L	Waste Connections, Inc.	49,401
131,500		Waste Management, Inc.	4,524,915
			4,593,376
		Food: 0.9%
51,200		Campbell Soup Co.	1,994,240
5,490		Corn Products International, Inc.	195,389
134,517		General Mills, Inc.	7,831,580
8,879		Hormel Foods Corp.	330,210
5,100	@, L	Ralcorp Holdings, Inc.	327,930
3,800	@	Smithfield Foods, Inc.	113,810
2,600	@	TreeHouse Foods, Inc.	79,222
			10,872,381
		Forest Products & Paper: 0.2%
1,200		Bowater, Inc.	28,584
5,600	@, L	Buckeye Technologies, Inc.	72,688
6,600	@, L	Caraustar Industries, Inc.	41,448
23,700	L	Louisiana-Pacific Corp.	475,422
800	L	Neenah Paper, Inc.	31,792
7,900		Rock-Tenn Co.	262,280
3,800		Schweitzer-Mauduit International, Inc.	94,430
23,800		Temple-Inland, Inc.	1,421,812
2,600	L	Wausau Paper Corp.	37,336
			2,465,792
		Gas: 0.5%
18,500		Atmos Energy Corp.	578,680
700		Cascade Natural Gas Corp.	18,445
12,546		Energen Corp.	638,466
8,300		KeySpan Corp.	341,545
33,200		Nicor, Inc.	1,607,544
64,200		NiSource, Inc.	1,569,048
21,930		UGI Corp.	585,750
8,800		WGL Holdings, Inc.	281,424
			5,620,902
		Hand/Machine Tools: 0.5%
13,400		Snap-On, Inc.	644,540
84,900		Stanley Works	4,700,064
			5,344,604
		Healthcare - Products: 0.4%
8,100	@, L	Advanced Medical Optics, Inc.	301,320
11,600	L	Biomet, Inc.	492,884
900	@	Biosite, Inc.	75,573
16,300	@, L	Cytyc Corp.	557,623
12,544		Dentsply International, Inc.	410,816
13,300	@	Edwards Lifesciences Corp.	674,310
4,500	@	Gen-Probe, Inc.	211,860
6,300	@	Haemonetics Corp.	294,525
1,834	@, L	Hologic, Inc.	105,712
1,286	@	Idexx Laboratories, Inc.	112,692
2,900	@	Immucor, Inc.	85,347
200	@, L	Intuitive Surgical, Inc.	24,314
5,300	L	Mentor Corp.	243,800
3,100	@	Osteotech, Inc.	23,684
800	@, L	Palomar Medical Technologies, Inc.	31,960
2,000	@	PSS World Medical, Inc.	42,280
2,357	@	Respironics, Inc.	98,970

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
2,800	@, L	SurModics, Inc.	$100,800
3,800	@, L	Techne Corp.	216,980
			4,105,450
		Healthcare - Services: 2.0%
56,300		Aetna, Inc.	2,465,377
5,500	@, L	AMERIGROUP Corp.	167,200
1,400	@, L	Amsurg Corp.	34,286
1,600	@, L	Apria Healthcare Group, Inc.	51,600
5,600	@, L	Centene Corp.	117,544
33,750	@	Coventry Health Care, Inc.	1,891,688
1,100	@, L	Genesis HealthCare Corp.	69,421
6,600	@, L	Gentiva Health Services, Inc.	133,122
4,200	@	Health Net, Inc.	226,002
5,400	@, L	Healthways, Inc.	252,450
37,600	@	Humana, Inc.	2,181,552
2,400	@	Lincare Holdings, Inc.	87,960
5,400	@	Pediatrix Medical Group, Inc.	308,124
3,200	@, L	Sierra Health Services, Inc.	131,744
4,200	@	Triad Hospitals, Inc.	219,450
2,700	@	United Surgical Partners International, Inc.	83,187
145,000		UnitedHealth Group, Inc.	7,680,650
3,500	@	WellCare Health Plans, Inc.	298,375
78,040	@	WellPoint, Inc.	6,329,044
			22,728,776
		Holding Companies - Diversified: 0.0%
2,200	L	Leucadia National Corp.	64,724
			64,724
		Home Builders: 0.1%
4,000	L	MDC Holdings, Inc.	192,280
240	@, L	NVR, Inc.	159,600
2,077		Thor Industries, Inc.	81,813
7,300	L	Winnebago Industries	245,499
			679,192
		Home Furnishings: 0.0%
3,900		Ethan Allen Interiors, Inc.	137,826
			137,826
		Household Products/Wares: 0.1%
7,300	L	American Greetings Corp.	169,433
11,500		Blyth, Inc.	242,765
1,500		John H. Harland Co.	76,845
3,500	@, L	Playtex Products, Inc.	47,495
8,500	L	Tupperware Corp.	211,905
			748,443
		Housewares: 0.0%
7,090		Toro Co.	363,292
			363,292
		Insurance: 4.3%
55,900	@@	ACE Ltd.	3,189,654
80,700		Allstate Corp.	4,846,842
13,175		American Financial Group, Inc.	448,477
113,600		American International Group, Inc.	7,636,192
1,100		Arthur J Gallagher & Co.	31,163
66,500		Chubb Corp.	3,436,055
11,800		Delphi Financial Group	474,714
9,500	@@	Everest Re Group Ltd.	913,615
53,300		Genworth Financial, Inc.	1,862,302
47,127		Hartford Financial Services Group, Inc.	4,504,399
21,700		HCC Insurance Holdings, Inc.	668,360
11,800		Horace Mann Educators Corp.	242,490
470	L	Landamerica Financial Group, Inc.	34,738
78,200	L	Loews Corp.	3,552,626
93,750	L	Metlife, Inc.	5,920,313
11,006		Old Republic International Corp.	243,453
8,890	@, L	Philadelphia Consolidated Holding Co.	391,071
4,200		PMI Group, Inc.	189,924
6,800		Presidential Life Corp.	134,096
6,600	@, L	ProAssurance Corp.	337,590
61,236	L	Prudential Financial, Inc.	5,527,161
3,800	L	Radian Group, Inc.	208,544
2,000		RLI Corp.	109,860
22,398		Safeco Corp.	1,487,899
4,300	L	Safety Insurance Group, Inc.	172,516
1,800	@, L	SCPIE Holdings, Inc.	40,860
11,460	L	Selective Insurance Group	291,772
7,600		Stancorp Financial Group, Inc.	373,692
24,100		Travelers Cos., Inc.	1,247,657
700	@, L	Triad Guaranty, Inc.	28,987
8,600		Unitrin, Inc.	404,802
21,450		WR Berkley Corp.	710,424

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
7,300		Zenith National Insurance Corp.	$345,071
			50,007,319
		Internet: 0.5%
20,200	@, L	Amazon.com, Inc.	803,758
800	@, L	Blue Coat Systems, Inc.	29,384
1,700	@, L	Blue Nile, Inc.	69,122
1,300	@	F5 Networks, Inc.	86,684
60,900	@	IAC/InterActiveCorp.	2,296,539
4,000	@, L	Infospace, Inc.	102,680
3,000	@, L	j2 Global Communications, Inc.	83,160
11,175	@	McAfee, Inc.	324,969
10,300	@	Napster, Inc.	42,642
4,200	@, L	NetFlix, Inc.	97,398
7,600	@	PC-Tel, Inc.	77,292
4,800	@, L	Secure Computing Corp.	36,960
3,400	@, L	Stamps.com, Inc.	48,858
9,500		United Online, Inc.	133,285
50,300	@, L	VeriSign, Inc.	1,263,536
2,500	@	WebEx Communications, Inc.	142,150
			5,638,417
		Iron/Steel: 0.7%
1,400		Carpenter Technology Corp.	169,064
3,400		Chaparral Steel Co.	197,778
3,900	L	Cleveland-Cliffs, Inc.	249,639
1,400	@	Material Sciences Corp.	13,972
72,000		Nucor Corp.	4,689,360
28,400	L	United States Steel Corp.	2,816,428
			8,136,241
		Leisure Time: 0.0%
2,450	L	Polaris Industries, Inc.	117,551
7,000		Sabre Holdings Corp.	229,250
			346,801
		Lodging: 0.1%
9,000	L	Harrah’s Entertainment, Inc.	760,050
			760,050
		Machinery - Construction & Mining: 0.0%
8,100		Joy Global, Inc.	347,490
			347,490
		Machinery - Diversified: 0.3%
9,400	@, L	AGCO Corp.	347,518
2,000		Applied Industrial Technologies, Inc.	49,080
12,300		Cummins, Inc.	1,780,056
9,300	@	Gardner Denver, Inc.	324,105
3,589		IDEX Corp.	182,608
1,000	@, L	Intevac, Inc.	26,370
4,100		Manitowoc Co., Inc.	260,473
7,600		Nordson Corp.	353,096
1,300		Robbins & Myers, Inc.	48,477
			3,371,783
		Media: 2.1%
24,100		Clear Channel Communications, Inc.	844,464
141,800		McGraw-Hill Cos., Inc.	8,916,384
98,000		News Corp., Inc. - Class A	2,265,760
350,000		Walt Disney Co.	12,050,500
			24,077,108
		Metal Fabricate/Hardware: 0.1%
3,000		AM Castle & Co.	88,080
3,700		Commercial Metals Co.	115,995
3,300	L	Precision Castparts Corp.	343,365
7,036		Quanex Corp.	297,975
			845,415
		Miscellaneous Manufacturing: 2.6%
7,900	L	Acuity Brands, Inc.	430,076
1,900		AO Smith Corp.	72,618
1,972		Aptargroup, Inc.	131,986
1,400	@, L	Ceradyne, Inc.	76,636
42,600		Cooper Industries Ltd.	1,916,574
15,500		Crane Co.	626,510
67,500	L	Eastman Kodak Co.	1,522,800
34,400		Eaton Corp.	2,874,464
6,400	@	EnPro Industries, Inc.	230,720
230,515		General Electric Co.	8,151,010
1,400		Harsco Corp.	62,804
148,900		Honeywell International, Inc.	6,858,334
4,100	@, L	Lydall, Inc.	65,149
27,700		Parker Hannifin Corp.	2,390,787
7,600		Pentair, Inc.	236,816
1,900		Roper Industries, Inc.	104,272
4,200		Standex International Corp.	119,742

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
6,800	@	Sturm Ruger & Co., Inc.	$91,460
10,667		Teleflex, Inc.	726,103
10,100	L	Tredegar Corp.	230,179
95,100	@@	Tyco International Ltd.	3,000,405
			29,919,445
		Office Furnishings: 0.0%
4,902	L	Herman Miller, Inc.	164,168
			164,168
		Office/Business Equipment: 0.3%
222,900	@	Xerox Corp.	3,764,781
			3,764,781
		Oil & Gas: 5.7%
3,200	@	Atwood Oceanics, Inc.	187,808
400		Cabot Oil & Gas Corp.	26,928
174,886		Chevron Corp.	12,934,569
1,500	@	Encore Acquisition Co.	36,285
394,640		ExxonMobil Corp.	29,775,588
4,000	@, L	Forest Oil Corp.	133,480
1,800		Frontier Oil Corp.	58,752
27,700	L	Helmerich & Payne, Inc.	840,418
108,400		Marathon Oil Corp.	10,713,172
16,800	@, L	Newfield Exploration Co.	700,728
11,200	L	Noble Energy, Inc.	668,080
52,500		Occidental Petroleum Corp.	2,588,775
1,500	@, L	Petroleum Development Corp.	80,355
10,900	@, L	Pride International, Inc.	328,090
2,100	@, L	Southwestern Energy Co.	86,058
3,600	L	St. Mary Land & Exploration Co.	132,048
96,400		Valero Energy Corp.	6,216,836
			65,507,970
		Oil & Gas Services: 0.6%
6,400	@	Grant Prideco, Inc.	318,976
135,000		Halliburton Co.	4,284,900
11,300	@, L	Helix Energy Solutions Group, Inc.	421,377
650	@, L	Hornbeck Offshore Services, Inc.	18,623
1,100	@, L	Hydril	105,864
1,700	@, L	Lone Star Technologies	112,251
2,100		Lufkin Industries, Inc.	117,978
5,400	@, L	SEACOR Holdings, Inc.	531,360
16,700	L	Tidewater, Inc.	978,286
2,600	@	W-H Energy Services, Inc.	121,524
			7,011,139
		Packaging & Containers: 0.6%
176,400	@, L	Pactiv Corp.	5,951,736
17,700		Sonoco Products Co.	665,166
			6,616,902
		Pharmaceuticals: 3.9%
78,800		AmerisourceBergen Corp.	4,156,700
1,400	@, L	Bradley Pharmaceuticals, Inc.	26,866
2,600	@, L	Cephalon, Inc.	185,146
70,700	@	Forest Laboratories, Inc.	3,636,808
99,200	@, L	King Pharmaceuticals, Inc.	1,951,264
7,400		Medicis Pharmaceutical Corp.	228,068
214,800		Merck & Co., Inc.	9,487,716
2,000	@, L	MGI Pharma, Inc.	44,940
47,500		Mylan Laboratories	1,004,150
4,500	@, L	NBTY, Inc.	238,680
5,700	@	Noven Pharmaceuticals, Inc.	132,240
700	L	Omnicare, Inc.	27,839
542,490		Pfizer, Inc.	13,703,286
341,900		Schering-Plough Corp.	8,721,869
2,500	@, L	Sciele Pharma, Inc.	59,200
7,000	@, L	Sepracor, Inc.	326,410
9,600	@	Theragenics Corp.	60,096
3,200	@, L	USANA Health Sciences, Inc.	149,984
1,500	@	VCA Antech, Inc.	54,465
5,400	@, L	Viropharma, Inc.	77,490
			44,273,217
		Pipelines: 0.1%
5,100		Kinder Morgan, Inc.	542,895
12,100	L	Oneok, Inc.	544,500
			1,087,395
		Real Estate: 0.0%
10,200	@, L	Realogy Corp.	302,022
			302,022
		Real Estate Investment Trusts: 0.2%
1,480		Essex Property Trust, Inc.	191,630
2,700	L	Highwoods Properties, Inc.	106,623
21,600	L	Hospitality Properties Trust	1,010,880

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate Investment Trusts (continued)
900		Inland Real Estate Corp.	$16,506
14,200		Liberty Property Trust	691,824
3,400		Longview Fibre Co.	83,742
2,100	L	LTC Properties, Inc.	54,411
3,000		UDR, Inc.	91,860
			2,247,476
		Retail: 3.9%
2,000	@, L	99 Cents Only Stores	29,460
10,000	@, L	Aeropostale, Inc.	402,300
19,055		American Eagle Outfitters	571,459
13,400	@	AnnTaylor Stores Corp.	519,652
1,600		Barnes & Noble, Inc.	63,120
24,900	@, L	Big Lots, Inc.	778,872
3,200		Brinker International, Inc.	104,640
5,150		Brown Shoe Co., Inc.	216,300
2,300	L	Cash America International, Inc.	94,300
2,900	L	Cato Corp.	67,831
2,900	@, L	CEC Entertainment, Inc.	120,466
21,500	@, L	Charming Shoppes, Inc.	278,425
400	@, L	Childrens Place Retail Stores, Inc.	22,304
33,700		Circuit City Stores, Inc.	624,461
4,860	L	Claire’s Stores, Inc.	156,103
33,901		CVS Corp.	1,157,380
14,800		Dollar General Corp.	313,020
17,100	@	Dollar Tree Stores, Inc.	653,904
11,300	@, L	Dress Barn, Inc.	235,153
35,300	L	Family Dollar Stores, Inc.	1,045,586
80,700	L	Federated Department Stores, Inc.	3,635,535
285,500		Gap, Inc.	4,913,455
2,500	@, L	HOT Topic, Inc.	27,750
4,700	@, L	Jack in the Box, Inc.	324,911
2,200	@, L	Jo-Ann Stores, Inc.	59,950
100,500	@	Kohl’s Corp.	7,699,305
136,100		McDonald’s Corp.	6,131,305
7,700		Men’s Wearhouse, Inc.	362,285
1,250		Movado Group, Inc.	36,813
46,000		Nordstrom, Inc.	2,435,240
17,700		OfficeMax, Inc.	933,498
3,600		OSI Restaurant Partners, Inc.	142,200
1,980	@, L	Panera Bread Co.	116,939
11,675	@, L	Payless Shoesource, Inc.	387,610
10,400		Petsmart, Inc.	342,784
1,800	@, L	PF Chang’s China Bistro, Inc.	75,384
32,400	L	RadioShack Corp.	875,772
8,000		Regis Corp.	322,960
22,300		Ross Stores, Inc.	767,120
14,100	L	Saks, Inc.	293,844
4,500	@, L	School Specialty, Inc.	162,495
9,107	@, L	Select Comfort Corp.	162,105
14,060	@, L	Sonic Corp.	313,257
27,200		TJX Cos., Inc.	733,312
8,400		Triarc Cos.	144,396
1,910	@, L	Tween Brands, Inc.	68,225
113,845		Wal-Mart Stores, Inc.	5,345,023
			44,268,209
		Savings & Loans: 0.6%
8,498		Bankunited Financial Corp.	180,243
2,000	L	Downey Financial Corp.	129,080
3,900	@, L	FirstFed Financial Corp.	221,637
163,500	L	Washington Mutual, Inc.	6,602,130
			7,133,090
		Semiconductors: 0.5%
11,800	@, L	Actel Corp.	194,936
33,900	L	Applied Materials, Inc.	621,048
56,300	@, L	Atmel Corp.	283,189
7,100	@	Brooks Automation, Inc.	121,765
9,500	@, L	DSP Group, Inc.	180,500
4,400	@	Exar Corp.	58,256
11,100	@, L	Fairchild Semiconductor International, Inc.	185,592
21,700	@	Integrated Device Technology, Inc.	334,614
1,400	@	International Rectifier Corp.	53,494
1,000		Intersil Corp.	26,490
15,500	@	Kulicke & Soffa Industries, Inc.	143,375
10,300	@, L	Lam Research Corp.	487,602
7,600	@	MEMC Electronic Materials, Inc.	460,408
7,510	L	Microchip Technology, Inc.	266,830
25,400	@, L	Novellus Systems, Inc.	813,308
8,800	@	Pericom Semiconductor Corp.	86,064
20,600	@, L	Semtech Corp.	277,688

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
3,500	@	Skyworks Solutions, Inc.	$20,125
45,100	@, L	Teradyne, Inc.	745,954
3,870	@, L	Varian Semiconductor Equipment Associates, Inc.	206,581
3,700	@, L	Veeco Instruments, Inc.	72,150
			5,639,969
		Software: 1.6%
9,400	L	Acxiom Corp.	201,066
2,200	@	Advent Software, Inc.	76,714
1,100	@, L	Allscripts Healthcare Solutions, Inc.	29,491
1,400	@, L	Altiris, Inc.	46,074
2,200	@, L	Ansys, Inc.	111,694
62,800	@	BMC Software, Inc.	1,933,612
282,200	L	CA, Inc.	7,311,802
6,900	@	Captaris, Inc.	39,951
9,100	@, L	CSG Systems International	227,682
2,500	@	Dendrite International, Inc.	39,150
4,329	L	Dun & Bradstreet Corp.	394,805
7,700		Fair Isaac Corp.	297,836
127,100		First Data Corp.	3,418,990
6,900		Global Payments, Inc.	235,014
3,272	@	Hyperion Solutions Corp.	169,588
3,100		Inter-Tel, Inc.	73,284
14,900	@	Intuit, Inc.	407,664
2,600	@	Keane, Inc.	35,308
3,000	@, L	Mantech International Corp.	100,230
1,200	@, L	Mapinfo Corp.	24,156
86,075		Microsoft Corp.	2,398,910
2,700	@	Phoenix Technologies Ltd.	16,875
4,400	@, L	Progress Software Corp.	137,280
18,200	@	Sybase, Inc.	460,096
4,600	@	Wind River Systems, Inc.	45,724
			18,232,996
		Telecommunications: 3.1%
32,900	@	3Com Corp.	128,639
257,037		AT&T, Inc.	10,134,969
9,400	@	C-COR, Inc.	130,284
72,900	@	Cincinnati Bell, Inc.	342,630
454,760	@	Cisco Systems, Inc.	11,610,023
1,200		CT Communications, Inc.	28,920
11,200	@, L	Ditech Networks, Inc.	90,944
4,700	@, L	General Communication, Inc.	65,800
2,900	@	Harmonic, Inc.	28,478
6,583		Harris Corp.	335,404
228,050		Motorola, Inc.	4,029,644
8,100	@	Network Equipment Technologies, Inc.	78,570
66,900		Qualcomm, Inc.	2,853,954
58,800		Sprint Nextel Corp.	1,114,848
2,100	@, L	Symmetricom, Inc.	17,430
12,375		Telephone & Data Systems, Inc.	737,798
3,600	@	Tollgrade Communications, Inc.	45,216
14,800	@, L	Utstarcom, Inc.	122,692
97,700		Verizon Communications, Inc.	3,704,784
			35,601,027
		Textiles: 0.1%
3,000		Angelica Corp.	82,620
8,900	@, L	Mohawk Industries, Inc.	730,245
			812,865
		Toys/Games/Hobbies: 0.2%
67,500		Mattel, Inc.	1,860,975
			1,860,975
		Transportation: 0.6%
5,200		Con-way, Inc.	259,168
1,900	@	EGL, Inc.	75,297
2,800	L	Expeditors International Washington, Inc.	115,696
53,300		FedEx Corp.	5,726,019
5,200		Heartland Express, Inc.	82,576
7,100	@, L	HUB Group, Inc.	205,829
2,600		Landstar System, Inc.	119,184
5,900	@, L	Old Dominion Freight Line	169,979
7,305		Overseas Shipholding Group	457,293
2,600	@, L	Swift Transportation Co., Inc.	81,016
			7,292,057
		Total Common Stock (Cost $636,202,871)	685,464,735
PREFERRED STOCK: 0.5%
		Banks: 0.1%
35,875	@@, #, P	Santander Finance Preferred SA Unipersonal	886,787
			886,787

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 0.1%
46,500	P	Merrill Lynch & Co., Inc.	$1,167,615
			1,167,615
		Insurance: 0.3%
48,903	@@, P	Aegon NV	1,262,675
19,271	@@, P	Aegon NV - Series 1	496,036
51,650	P	Metlife, Inc.	1,354,263
			3,112,974
		Total Preferred Stock (Cost $5,067,670)	5,167,376

Principal Amount			Value
CORPORATE BONDS/NOTES: 9.0%
		Airlines: 0.1%
$8,041	C	Continental Airlines, Inc., 8.312%, due 04/02/11	$8,298
756,000		United AirLines, Inc., 6.932%, due 09/01/11	862,313
			870,611
		Auto Manufacturers: 0.1%
967,000		Ford Motor Co., Discount Note, due 11/29/13	972,236
37,000	L	Ford Motor Co., 7.450%, due 07/16/31	28,814
182,000	C, L	General Motors Corp., 8.375%, due 07/15/33	164,255
			1,165,305
		Banks: 2.2%
1,040,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.556%, due 10/29/49	904,812
330,724	@@, #	Banco Itau SA, 5.739%, due 09/20/08	331,452
903,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	914,429
703,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	769,133
400,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	348,305
430,000	@@, C	Bank of Nova Scotia, 5.500%, due 08/21/85	364,638
210,000		Bank of Scotland, 5.563%, due 11/30/49	181,153
77,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	80,267
240,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	209,711
710,000	@@, C	BNP Paribas, 5.445%, due 09/29/49	608,369
933,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	902,489
377,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	384,922
500,000	@@, C	Den Norske Bank ASA, 5.500%, due 08/29/49	427,500
80,000	@@, C	Den Norske Bank ASA, 5.625%, due 11/29/49	69,144
723,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	862,948
1,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	1,040
1,290,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	1,275,913
270,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 5.500%, due 07/29/49	227,997
1,120,000	@@, C	HSBC Bank PLC, 5.663%, due 06/29/49	953,120
1,040,000	@@, C	HSBC Bank PLC, 5.687%, due 06/29/49	904,800
1,030,000	@@, C	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	888,377
100,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	87,016
240,000	@@, C	Lloyds TSB Bank PLC, 5.750%, due 06/29/49	211,027
23,000	C	M&I Capital Trust A, 7.650%, due 12/01/26	23,777
648,000	C	Mellon Capital I, 7.720%, due 12/01/26	673,586
805,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	851,127
370,000	@@, C	National Australia Bank Ltd., 5.556%, due 10/29/49	320,936
130,000	@@, C	National Westminster Bank PLC, 5.500%, due 11/29/49	111,813
640,000	#, C, L	Rabobank Capital Funding II, 5.260%, due 12/29/49	623,558
612,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	590,999
549,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	540,970
962,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	958,959
1,540,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	1,320,552
370,000	@@, C	Societe Generale, 5.429%, due 11/29/49	319,518
1,400,000	@@, C	Standard Chartered PLC, 5.563%, due 07/29/49	1,157,100
230,000	@@, C, L	Standard Chartered PLC, 5.587%, due 01/29/49	189,966
1,800,000	@@, C, L	Standard Chartered PLC, 5.625%, due 11/29/49	1,516,500
898,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	928,657
712,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	721,121
450,000	@@, C	Westpac Banking Corp., 5.525%, due 09/30/49	384,777
372,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	357,600
1,223,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	1,254,166
			24,754,244
		Chemicals: 0.2%
260,000		Stauffer Chemical, 5.380%, due 04/15/10	221,681
450,000		Stauffer Chemical, 5.790%, due 04/15/18	241,673
570,000		Stauffer Chemical, 7.440%, due 04/15/17	324,182
1,051,000		Union Carbide Corp., 7.750%, due 10/01/96	1,125,365
			1,912,901
		Diversified Financial Services: 2.5%
1,897,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	1,840,136
218,000	@@, #, I	Alpine III, 5.910%, due 08/16/14	218,653
218,000	@@, #, I	Alpine III, 6.310%, due 08/16/14	218,761
328,000	@@, #, I	Alpine III, 8.110%, due 08/16/14	330,161
560,000	@@, #, I	Alpine III, 11.360%, due 08/16/14	574,308

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$3,322,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	$3,646,709
1,131,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	1,175,870
762,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	768,783
420,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	361,200
1,180,000		Ford Motor Credit Co., 8.000%, due 12/15/16	1,137,318
492,000		Ford Motor Credit Co., 8.110%, due 01/13/12	481,506
1,007,000		Ford Motor Credit Co., 9.810%, due 04/15/12	1,068,890
825,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	826,287
1,227,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	1,234,807
555,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	714,341
1,412,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	1,390,555
1,131,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,117,211
939,000	C	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	913,389
804,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	822,691
485,000	@@, C	Paribas, 5.500%, due 12/31/49	418,338
250,611	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	248,096
402,392	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	394,012
1,107,755	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	1,130,603
1,476,728	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	1,447,193
1,392,328	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	1,385,367
106,749	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	107,958
346,000	C	Residential Capital Corp., 6.875%, due 06/30/15	349,629
793,000	C	Residential Capital, LLC, 6.500%, due 04/17/13	786,438
1,341,000	C	Southern Star Central Corp., 6.750%, due 03/01/16	1,347,705
5,212,395	#	Toll Road Investors Partnership II LP, 17.110%, due 02/15/45	688,094
430,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	431,483
848,000	@@, C, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	893,002
446,000	#, C	Wachovia Capital Trust V, 7.550%, due 06/01/27	464,888
			28,934,382
		Electric: 0.8%
1,532,318	C	CE Generation, LLC, 7.416%, due 12/15/18	1,609,629
609,000	C	Cleveland Electric Illuminating Co., 5.950%, due 12/15/36	582,348
1,721,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	1,710,805
224,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	264,801
888,000	#, C	ITC Holdings Corp., 5.875%, due 09/30/16	894,410
584,766	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	570,516
1,040,000	C	Nevada Power Co., 5.950%, due 03/15/16	1,057,375
1,214,000	C	NorthWestern Corp., 5.875%, due 11/01/14	1,199,364
138,481		PPL Montana, LLC, 8.903%, due 07/02/20	153,657
1,113,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	1,152,871
			9,195,776
		Energy - Alternate Sources: 0.1%
600,000		Greater Ohio Ethanol, LLC, 8.864%, due 12/31/13	598,875
700,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	698,469
			1,297,344
		Food: 0.3%
3,460,000	C	HJ Heinz Finance Co., 6.625%, due 07/15/11	3,628,447
			3,628,447
		Gas: 0.3%
993,000	@@, #, C	Nakilat, Inc., 6.067%, due 12/31/33	960,828
528,000	@@, #, C, L	Nakilat, Inc., 6.267%, due 12/31/33	521,896
2,447,000	C, L	Southern Union Co., 7.200%, due 11/01/66	2,478,965
			3,961,689
		Insurance: 0.2%
1,355,000	@@, C	Aegon NV, 5.305%, due 12/31/49	1,162,082
264,000	#, C	Liberty Mutual Group, Inc., 7.800%, due 03/15/37	258,123
368,000	#, C	North Front Pass-Through Trust, 5.810%, due 12/15/24	364,259
			1,784,464
		Media: 0.1%
1,492,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	1,561,005
			1,561,005
		Mining: 0.1%
1,174,000	C	Southern Copper Corp., 7.500%, due 07/27/35	1,271,299
			1,271,299
		Miscellaneous Manufacturing: 0.0%
413,000		Honeywell International, Inc., 5.700%, due 03/15/37	401,156
			401,156
		Multi-National: 0.1%
669,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	652,342
			652,342
		Oil & Gas: 0.6%
459,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	441,325
331,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	351,727
1,234,000	C	Hess Corp., 7.300%, due 08/15/31	1,364,283
878,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	905,438
1,003,000	#	Pemex Project Funding Master Trust, 6.655%, due 06/15/10	1,031,084
930,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	898,952
1,138,000	#	Sabine Pass LNG LP, 7.250%, due 11/30/13	1,149,380
1,122,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	1,186,515
			7,328,704

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value

		Pipelines: 0.3%
$2,075,000	#, C, I	Cameron Highway Oil Pipeline System Project, 5.860%, due 12/15/17	$2,044,523
345,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	371,306
460,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	476,675
			2,892,504
		Real Estate Investment Trusts: 0.3%
162,000	C	Liberty Property LP, 6.375%, due 08/15/12	169,827
532,000	C	Liberty Property LP, 7.750%, due 04/15/09	556,574
134,000	C	Rouse Co., 7.200%, due 09/15/12	140,158
2,023,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	2,071,819
798,000	C	Simon Property Group L.P., 5.000%, due 03/01/12	791,296
			3,729,674
		Retail: 0.2%
1,107,000	C	Home Depot, Inc., 5.875%, due 12/16/36	1,059,045
740,000	C	McDonald’s Corp., 5.300%, due 03/15/17	731,259
			1,790,304
		Telecommunications: 0.5%
1,263,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	1,300,651
2,139,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	2,296,751
317,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	316,578
432,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	425,902
989,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	1,084,140
184,000	@@, C	Vodafone Group PLC, 5.625%, due 02/27/17	182,750
460,000	@@, C	Vodafone Group PLC, 6.150%, due 02/27/37	445,560
			6,052,332
		Total Corporate Bonds/Notes (Cost $103,017,264)	103,184,483
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.0%
		Federal Home Loan Bank: 0.4%
2,085,000		5.000%, due 10/02/09	2,094,026
1,735,000	L	5.375%, due 08/19/11	1,772,596
1,006,000	L	5.625%, due 06/13/16	1,036,612
			4,903,234
		Federal Home Loan Mortgage Corporation: 6.7%
3,862,614	C, S	Discount Note, due 02/15/37	3,843,900
179,901	C	4.500%, due 12/15/16	177,483
2,072,000	C	4.500%, due 02/15/20	1,949,370
4,332,000	L	5.000%, due 01/16/09	4,341,738
2,221,904	C	5.000%, due 08/15/16	2,203,013
1,441,000	C	5.000%, due 12/15/17	1,430,997
948,000	C	5.000%, due 05/15/20	925,292
2,162,623	C	5.000%, due 08/15/21	2,149,604
2,410,000	C	5.000%, due 04/15/23	2,329,644
330,000	C	5.000%, due 04/15/32	323,578
30,147,000	@	5.000%, due 01/00/00	29,105,986
388,227		5.042%, due 04/01/35	383,245
3,196,000		5.125%, due 04/18/11	3,231,878
3,917,000	C	5.375%, due 12/27/11	3,915,974
4,348,902	C, S	5.500%, due 08/15/20	4,233,962
571,000	C	5.500%, due 12/15/20	568,541
339		5.500%, due 05/01/23	338
727,000	C	5.500%, due 09/15/32	724,821
342,000	C	5.500%, due 10/15/32	340,943
304,000	C	5.500%, due 11/15/32	300,800
362,000	C	5.500%, due 07/15/33	362,060
534,417		5.500%, due 06/01/36	526,722
1,771,000		5.750%, due 06/27/16	1,840,928
4,601,303	C	6.000%, due 01/15/29	4,667,353
3,085,030	C, S	6.000%, due 01/15/29	3,150,166
321,007		6.500%, due 11/01/28	331,214
64,121		6.500%, due 12/01/31	66,039
3,004,000		6.625%, due 09/15/09	3,127,425
			76,553,014
		Federal National Mortgage Association: 4.6%
676,000	W	4.500%, due 04/01/18	654,453
137,000	W	4.500%, due 04/01/37	128,780
768,368		4.592%, due 08/01/35	755,668
663,313	C	4.750%, due 12/25/42	660,299
1,964,402		4.818%, due 08/01/35	1,946,281
1,321,988		5.000%, due 02/25/29	1,308,927
4,157,000		5.000%, due 04/15/34	4,016,701
4,245,000	L	5.250%, due 08/01/12	4,298,720
2,271,000	L	5.250%, due 09/15/16	2,316,107
2,178,000	C	5.400%, due 03/26/12	2,177,442
5,007,000	W	5.500%, due 05/15/20	5,019,518
1,853,000		5.500%, due 05/25/30	1,834,981
1,428,184		5.500%, due 11/01/32	1,417,110

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$7,534,811	S	5.500%, due 11/01/33	$7,475,901
524,958		5.500%, due 07/01/36	517,399
1,538,000	C	5.550%, due 03/29/10	1,537,385
87,408		6.000%, due 06/01/16	89,007
436,732		6.000%, due 07/01/16	444,725
151,102		6.000%, due 08/01/16	153,867
111,567		6.000%, due 10/01/16	113,609
483,336		6.000%, due 03/01/17	492,095
208,471		6.000%, due 04/01/17	212,249
301,964		6.000%, due 06/01/17	307,436
60,819		6.000%, due 09/01/17	61,921
77,585		6.000%, due 10/01/17	78,991
296,359		6.000%, due 11/01/17	301,783
307,935		6.000%, due 12/01/17	313,515
285,080		6.000%, due 12/01/18	290,017
4,069,210		6.000%, due 07/25/29	4,144,876
2,192,346		6.000%, due 04/25/31	2,245,804
2,366,158		6.500%, due 04/01/30	2,440,661
840,000	L	6.625%, due 11/15/30	993,332
101,248		7.000%, due 06/01/29	105,544
819		7.000%, due 08/01/29	854
5,738		7.000%, due 10/01/29	5,982
84,349		7.000%, due 01/01/30	87,938
58,997		7.000%, due 01/01/31	61,650
1,231,762		7.000%, due 06/01/31	1,284,180
12,184		7.000%, due 10/01/31	12,701
54,632		7.000%, due 01/01/32	56,953
8,413		7.000%, due 04/01/32	8,770
17,245		7.000%, due 05/01/32	17,976
41,149		7.000%, due 07/01/32	42,894
508,000		7.000%, due 05/15/34	523,558
4,225	I	7.125%, due 07/01/27	4,274
1,462,000	L	7.250%, due 01/15/10	1,554,647
12,678		7.500%, due 11/01/29	13,293
126,088		7.500%, due 10/01/30	132,005
110,897		7.500%, due 11/01/30	116,101
689,251	C	7.500%, due 01/25/48	717,314
			53,496,194
		Government National Mortgage Association: 0.3%
124,522		5.375%, due 04/20/28	125,916
32,076		6.125%, due 12/20/29	32,431
155,200		6.500%, due 10/15/31	159,728
481,370		7.000%, due 09/15/24	503,380
809,641		7.000%, due 10/15/24	846,673
137,245		7.000%, due 11/15/24	143,507
1,264,011		7.500%, due 12/15/23	1,318,452
			3,130,087
		Total U.S. Government Agency Obligations (Cost $138,539,651)	138,082,529
U.S. TREASURY OBLIGATIONS: 3.8%
		U.S. Treasury Bonds: 0.6%
1,072,000		4.500%, due 03/31/12	1,070,241
1,821,000	L	4.500%, due 02/15/36	1,717,432
4,408,000	L	4.625%, due 02/15/17	4,400,427
			7,188,100
		U.S. Treasury Notes: 1.2%
9,604,000	L	4.625%, due 02/29/12	9,642,647
372,000	L	4.750%, due 02/28/09	372,988
3,782,000	L	4.750%, due 02/15/10	3,804,753
			13,820,388
		Treasury Inflation Indexed Protected Securities: 2.0%
1,817,000	L	2.000%, due 01/15/16	1,825,037
3,300,000	L	2.000%, due 01/15/26	3,199,568
3,973,000	L	2.375%, due 04/15/11	4,105,638
5,749,000	L	2.375%, due 01/15/17	5,857,681
2,140,000		2.375%, due 01/15/25	2,313,637
4,220,000		3.875%, due 01/15/09	5,400,353
			22,701,914
		Total U.S. Treasury Obligations (Cost $43,781,597)	43,710,402
ASSET-BACKED SECURITIES: 1.4%
		Automobile Asset-Backed Securities: 0.1%
182,000	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	181,126
931	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	927
462,372	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	460,846
			642,899

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Credit Card Asset-Backed Securities: 0.0%
$12,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	$11,923
			11,923
		Home Equity Asset-Backed Securities: 0.5%
350,000	C	Citigroup Mortgage Loan Trust, Inc., 5.590%, due 12/25/36	347,533
150,000	C	Citigroup Mortgage Loan Trust, Inc., 5.620%, due 12/25/36	148,217
4,707,000	C, S	GSAA Trust, 5.242%, due 06/25/34	4,666,411
850,000	C	GSAA Trust, 6.040%, due 07/25/36	857,704
153,044	C	Merrill Lynch Mortgage Investors, Inc., 5.680%, due 07/25/34	153,462
1,000	C	Renaissance Home Equity Loan Trust, 4.500%, due 05/25/35	994
			6,174,321
		Other Asset-Backed Securities: 0.8%
136,491	C	Amortizing Residential Collateral Trust, 5.820%, due 05/25/32	136,405
75,967	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	75,955
3,519	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	3,487
144,872	C	Chase Funding Mortgage Loan, 5.620%, due 07/25/33	145,158
4,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	3,975
761,000	C	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	762,070
104,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	104,520
987,000	C	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	976,514
1,583,000	C	Credit-Based Asset Servicing and Securitization, LLC, 5.510%, due 12/25/36	1,580,301
459,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	461,582
241,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 5.990%, due 12/25/37	242,167
748,000	C	Equity One, Inc., 5.120%, due 09/25/33	739,090
192,185	C	Fannie Mae Grantor Trust, 5.460%, due 04/25/35	192,414
927,000	@@, #, C	Hudson Mezzanine Funding, 6.100%, due 06/12/42	672,075
719,000	C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	718,082
6,350	C	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	6,308
3,000	C	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	2,977
796,000	C	Renaissance Home Equity Loan Trust, 5.600%, due 05/25/36	796,359
73,354	C	Residential Asset Mortgage Products, Inc., 5.630%, due 06/25/33	73,417
563,000	C	Structured Asset Securities Corp., 4.910%, due 06/25/33	553,401
713,698	C	Structured Asset Securities Corp., 6.083%, due 03/25/34	712,057
			8,958,314
		Total Asset-Backed Securities (Cost $16,088,371)	15,787,457
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.1%
1,161,156	#	Astoria Depositor Corp., 7.902%, due 05/01/21	1,223,737
870,326	C	Banc of America Alternative Loan Trust, 6.000%, due 01/25/37	869,975
181,000	C	Banc of America Alternative Loan Trust, 6.507%, due 04/25/37	183,885
19,930,000	C, ^	Banc of America Commercial Mortgage, Inc., 0.292%, due 01/15/49	485,666
60,000	C	Banc of America Commercial Mortgage, Inc., 4.491%, due 11/10/39	58,387
10,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	9,767
9,003	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	8,932
10,000	C	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	9,886
10,000	C	Banc of America Commercial Mortgage, Inc., 4.945%, due 11/10/42	9,939
516,000	C	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	513,609
160,000	C	Banc of America Commercial Mortgage, Inc., 6.272%, due 06/11/35	166,811
1,697,262	C	Banc of America Funding Corp., 5.259%, due 09/20/35	1,674,356
2,622,031	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	2,605,835
866,978	C	Banc of America Funding Corp., 5.858%, due 05/20/36	868,960
1,176,000	C	Banc of America Mortgage Securities, Inc., 4.145%, due 07/25/34	1,151,718
1,028,026	C	Banc of America Mortgage Securities, Inc., 5.188%, due 09/25/35	1,014,151
861,876	C	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	860,403
844,008	C	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	832,838
1,815,976	C	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	1,806,605
159,103	C	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	161,390
2,409,126	C	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	2,450,604
292,248	C	Bear Stearns Alternative-A Trust, 5.640%, due 07/25/34	292,979
7,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	6,882
26,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	25,308
989,052	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	973,739
1,607,083	C	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	1,617,744
392,000		Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	396,496
1,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	1,018
2,060,000	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	2,150,914
2,463,357	C, S	Chase Mortgage Finance Corp., 5.414%, due 12/25/35	2,439,108
1,493,751	C	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	1,486,373
855,282	C	Chaseflex Trust, 6.500%, due 02/25/37	866,580
190,000	C	Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	187,324
184,613	C	Citigroup Mortgage Loan Trust, Inc., 5.946%, due 06/25/36	186,139
2,722,506	C	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	2,735,025
15,000	C	Commercial Mortgage Pass-Through Certificates, 3.600%, due 03/10/39	14,630
26,251	C	Countrywide Alternative Loan Trust, 5.419%, due 10/25/35	25,948
2,122,111	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,128,152
159,283	C	Countrywide Alternative Loan Trust, 5.620%, due 02/25/35	159,428
749,770	C	Countrywide Alternative Loan Trust, 5.813%, due 11/25/46	748,571
102,513	C	Countrywide Alternative Loan Trust, 5.930%, due 05/25/36	103,540

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$576,525	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.250%, due 10/25/35	$564,803
1,095,640	C	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,064,898
416,053	C	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	400,383
32,000	C	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	31,476
10,000	C	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	9,803
8,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.547%, due 04/15/62	8,606
1,421,021	C	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	1,450,599
40,200	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	40,645
114,761	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	119,117
1,050,520	C	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	1,043,766
614,872	C	First Horizon Asset Securities, Inc., 5.389%, due 10/25/35	615,293
897,855	C	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	891,943
1,500,000	C	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	1,575,515
20,340,487	C, ^	GE Capital Commercial Mortgage Corp., 0.511%, due 06/10/48	389,797
816,143	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	802,324
1,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	990
273,891	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	276,425
1,608,205	C	GMAC Mortgage Corp. Loan Trust, 4.602%, due 10/19/33	1,578,448
1,828,803	C	GMAC Mortgage Corp. Loan Trust, 5.262%, due 03/18/35	1,804,121
15,706,000	#, C, ^	Greenwich Capital Commercial Funding Corp., 0.512%, due 03/10/39	391,425
870,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	870,818
474,000	C	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	476,156
240,000	C	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	241,098
192,000	C	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	192,878
684,000	C, S	GS Mortgage Securities Corp. II, 5.626%, due 04/10/38	690,374
1,073,860	#, C	GSMPS 2005-RP1 1AF, 5.670%, due 01/25/35	1,078,461
916,403	#, C	GSMPS Mortgage Loan Trust, 5.720%, due 04/25/36	918,752
451,402	C	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	451,459
363,357	C	Harborview Mortgage Loan Trust, 5.670%, due 01/19/35	364,478
457,156	C	Homebanc Mortgage Trust, 5.750%, due 08/25/29	457,713
294,318		JP Morgan Alternative Loan Trust, 5.514%, due 01/25/36	293,664
62,348,969	C, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.070%, due 01/12/43	143,958
15,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	14,665
1,000,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	986,086
465,565	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	456,525
152,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	152,375
304,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	304,092
162,229	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	164,746
877,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	903,325
4,211,286	C, S	JP Morgan Mortgage Trust, 5.407%, due 11/25/35	4,175,094
4,084,000	C, ^	LB-UBS Commercial Mortgage Trust, 0.483%, due 02/15/40	148,881
433,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	423,981
1,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	991
776,000	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	771,155
231,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	222,174
250,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	248,836
10,000	C	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	9,942
340,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	340,292
170,000	C	LB-UBS Commercial Mortgage Trust, 5.207%, due 02/15/31	170,032
620,000	C	LB-UBS Commercial Mortgage Trust, 5.227%, due 04/15/40	615,013
329,000	C	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	327,611
246,000	C	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	246,237
491,000	C	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	491,134
2,212,000	C	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	2,313,440
3,705,374	C, S	LB-UBS Commercial Mortgage Trust, 6.830%, due 08/15/26	3,919,534
2,220,751	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	2,236,239
522,000	C	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	534,258
161,851	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	162,687
440,568	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	444,704
14,393,560	#, C, ^	Merrill Lynch Mortgage Trust, 0.194%, due 11/12/35	107,419
3,122,000	C, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.736%, due 08/12/48	135,638
237,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	235,957
264,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	262,656
179,972	C	MLCC Mortgage Investors, Inc., 5.640%, due 01/25/29	180,151
160,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	159,042
1,295,482	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	1,256,090
1,527,604	C	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	1,536,565
149,402	C	MortgageIT Trust, 5.690%, due 11/25/35	149,608
788,000	C	New York Mortgage Trust, Inc., 5.648%, due 05/25/36	795,926
537,552	C	Prime Mortgage Trust, 5.820%, due 02/25/35	537,544
133,211	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	128,814
600,000	C	Prudential Securities Secured Financing Corp., 6.649%, due 07/15/08	608,369
1,153,995	C	RAAC Series, 5.250%, due 09/25/34	1,145,820
192,283	C	Sequoia Mortgage Trust, 5.590%, due 01/20/35	192,875
5,557	C	Structured Adjustable Rate Mortgage Loan Trust, 5.630%, due 07/25/35	5,580
309,132	C	Structured Asset Mortgage Investments, Inc., 5.560%, due 04/19/35	309,710
189,000	#, C	Wachovia Bank Commercial Mortgage Trust, 5.201%, due 10/15/44	184,992
1,601,000	C	Wachovia Bank Commercial Mortgage Trust, 5.201%, due 10/15/44	1,569,146
70,000	C	Wachovia Bank Commercial Mortgage Trust, 5.223%, due 07/15/42	70,224

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,900,000		C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.733%, due 02/25/47	$1,900,000
	4,829,351	C, S	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.773%, due 11/25/46	4,829,351
	315,423	C	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	311,776
	89,715	C	Washington Mutual Mortgage Pass-Through Certificates, 5.570%, due 01/25/45	89,787
	556,097	C	Washington Mutual Mortgage Pass-Through Certificates, 5.630%, due 01/25/45	557,250
	708,597	C	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	714,638
	5,882,092	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.772%, due 11/25/46	5,884,850
	103,971	C	Washington Mutual Mortgage Pass-Through Certificates, 5.795%, due 06/25/44	104,354
	784,000	C	Washington Mutual Mortgage Pass-Through Certificates, 5.800%, due 10/25/36	780,345
	2,566,955	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.850%, due 09/25/46	2,570,264
	1,218,258	C	Washington Mutual Mortgage Pass-Through Certificates, 5.850%, due 09/25/46	1,217,830
	870,266	C	Washington Mutual Mortgage Pass-Through Certificates, 5.903%, due 06/25/46	871,694
	1,732,976	C	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 06/25/34	1,734,872
	1,201,980	C	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 07/25/36	1,208,132
	867,000	C	Washington Mutual Mortgage Pass-Through Certificates, 6.081%, due 09/25/36	872,386
	83,239	C	Washington Mutual Mortgage Pass-Through Certificates, 6.290%, due 05/25/46	83,243
	758,000	C	Washington Mutual, Inc., 3.801%, due 06/25/34	737,086
	1,445,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	1,419,638
	3,165,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.110%, due 06/25/35	3,111,048
	2,225,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	2,138,719
	1,245,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.802%, due 07/25/34	1,220,266
	2,596,082	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	2,568,372
	1,153,711	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	1,132,981
	1,708,912	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	1,673,399
	2,259,862	C	Wells Fargo Mortgage-Backed Securities Trust, 5.678%, due 12/25/36	2,267,786
	2,558,926	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.950%, due 10/25/36	2,571,314
	1,734,306	C	Wells Fargo Mortgage-Backed Securities Trust, 5.960%, due 11/25/36	1,742,702
	264,606	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	266,057
			Total Collateralized Mortgage Obligations (Cost $127,895,040)	127,689,853
MUNICIPAL BONDS: 0.3%
			California: 0.1%
	991,000	C	City of San Diego, 7.125%, due 06/01/32	1,031,859
				1,031,859
			Louisiana: 0.1%
	1,240,000	#, C	Tulane University of Louisiana, 6.174%, due 11/15/12	1,271,781
				1,271,781
			Michigan: 0.1%
	1,570,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	1,642,675
				1,642,675
			Total Municipal Bonds (Cost $3,818,979)	3,946,315
OTHER BONDS: 0.4%
			Foreign Government Bonds: 0.4%
ARS	4,422,200	@@	Argentina Bonos, Discount Note, due 09/30/14	1,600,126
	$4,258,000	@@	Argentina Government International Bond, Discount Note, due 12/15/35	589,733
JPY	130,000,000	@@	Japan Treasury Bill, Discount Note, due 11/20/07	1,099,035
MXN	7,710,000	@@	Mexican Bonos, 8.000%, due 12/17/15	717,165
TRY	994,937	@@	Turkey Government International Bond, 10.000%, due 02/15/12	730,546
			Total Other Bonds (Cost $4,607,617)	4,736,605
			Total Long-Term Investments (Cost $1,079,019,060)	1,127,769,755
SHORT-TERM INVESTMENTS: 17.1%
			Mutual Fund: 4.3%
	$50,000,000	**	ING Institutional Prime Money Market Fund	50,000,000
			Total Mutual Fund (Cost $50,000,000)	50,000,000
			Foreign Government Securities: 0.3%
JPY	120,000,000	@@	Japan Financing Bills, Discount Note, due 06/04/07	1,017,338
JPY	250,000,000	@@	Japan Financing Bills, 0.530%, due 05/28/07	2,119,693
			Total Foreign Government Securities (Cost $3,137,031)	3,137,031
			Repurchase Agreement: 0.3%
	$3,051,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $3,052,348 to be received upon repurchase (Collateralized by $3,070,000 Federal Home Loan Bank, 5.250%-5.700%, Market Value plus accrued interest $3,112,441, due 12/11/08-01/12/17)	3,051,000
			Total Repurchase Agreement (Cost $3,051,000)	3,051,000

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	Securities Lending Collateralcc: 12.2%
$140,389,006	The Bank of New York Institutional Cash Reserves Fund		$140,389,006
	Total Securities Lending Collateral (Cost $140,389,006)		140,389,006
	Total Short-Term Investments (Cost $196,577,037)		196,577,037
	Total Investments in Securities (Cost $1,275,596,097)*	115.2%	$1,324,346,792
	Other Assets and Liabilities - Net	(15.2)	(174,920,330)
	Net Assets	100.0%	$1,149,426,462

@	Non-income producing security
@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate
^	Interest Only (IO) Security
ARS	Argentine Peso
JPY	Japanese Yen
MXN	Mexican Peso
TRY	Turkish Lira
*	Cost for federal income tax purposes is $ 1,281,162,848.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$56,723,765
	Gross Unrealized Depreciation	(13,539,821)
	Net Unrealized Appreciation	$43,183,944

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING VP Balanced Portfolio Open Futures Contracts on March 31, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	314	74,366,975	06/18/07	$36,487
Russell 2000 Mini	12	969,600	06/15/07	8,932
S&P 400 E-Mini	26	2,225,080	06/15/07	33,049
S&P 500	32	11,449,600	06/14/07	262,960
U.S. Treasury 2-Year Note	509	104,289,326	06/29/07	(79,142)
U.S. Treasury 5-Year Note	15	1,586,953	06/29/07	(7,087)
U.S. Treasury 10-Year Note	4	432,500	06/20/07	1,672
				$256,871
Short Contracts
90-Day Eurodollar	314	(74,673,125)	12/17/07	$(142,861)
U.S. Treasury Long Bond	9	(1,001,250)	06/20/07	13,183
				$(129,678)

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING VP Balanced Portfolio Credit Default Swap Agreements Outstanding on March 31, 2007:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS AG	Bear Stearns Co. Inc. 5.300%, 10/30/15	Sell	0.240%	03/20/12	USD	2,815,000	$(13,953)
Citibank N.A., New York	Belo Corp., 8.000%, 11/01/08	Buy	(0.800)%	06/20/14	USD	813,000	3,437
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.730)%	09/20/12	USD	1,134,000	(5,570)
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.720)%	09/20/12	USD	194,000	(861)
Merrill Lynch International	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.740)%	09/20/12	USD	432,000	(3,232)
Citibank N.A., New York	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.820%	03/20/12	USD	190,000	(203)
Merrill Lynch International	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.840%	03/20/12	USD	1,020,000	944
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600%	09/20/11	USD	542,000	27,308
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/2011	Buy	(2.650)%	09/20/11	USD	543,500	(27,584)
Citibank N.A., New York	Dow Jones CDX.EM.6 Index	Buy	(1.400)%	12/20/11	USD	1,455,000	(10,921)
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.HY.7 Index	Buy	(3.250)%	12/20/11	USD	2,426,000	11,254
UBS AG	Dow Jones CDX.NA.HY.7 Index	Buy	(3.250)%	12/20/11	USD	1,502,000	12,830
Citibank N.A., New York	Dow Jones CDX.NA.IG.6 Index (7-10% Tranche)	Sell	1.0025%	06/20/16	USD	2,952,000	(18,081)
Citibank N.A., New York	Dow Jones CDX.NA.IG.7 Index (30-100% Tranche)	Buy	(0.048)%	12/20/16	USD	6,215,000	5,107
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.7 Index (30-100% Tranche)	Buy	(0.048)%	12/20/16	USD	17,275,000	14,195
Citibank N.A., New York	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	3,720,000	14,680
Goldman Sachs International	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	9,906,000	10,690
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	4,620,000	20,368
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	9,070,000	51,429
Citibank N.A., New York	Dow Jones CDX.NA.XO.7 Index	Buy	(1.650)%	12/20/11	USD	4,111,000	(2,472)
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.XO.7 Index	Buy	(1.650)%	12/20/11	USD	4,620,000	35,879
UBS AG	Dow Jones CDX.NA.XO.7 Index	Buy	(1.650)%	12/20/11	USD	4,257,000	29,940
Citibank N.A., New York	Entergy Corporation 7.750%, 12/15/09	Sell	0.380%	12/20/11	USD	1,816,000	1,329
Lehman Brothers Special Financing Inc.	Exelon Corp. 6.750%, 05/01/11	Buy	(0.630)%	06/20/12	USD	952,000	115
Lehman Brothers Special Financing Inc.	Exelon Corp. 6.750%, 05/01/11	Buy	(0.640)%	06/20/12	USD	952,000	(266)
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.480)%	06/20/14	USD	666,000	1,513
Goldman Sachs International	Gannett Co. 6.375%, 04/01/12	Buy	(0.480)%	06/20/14	USD	963,000	3,949
UBS AG	Goldman Sachs Group Inc. 6.600%, 01/15/12	Sell	0.240%	03/20/12	USD	2,815,000	(7,815)
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6.000%, 03/15/08	Buy	(0.350)%	09/20/11	USD	3,075,000	(11,000)
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6.000%, 03/15/08	Buy	(0.410)%	09/20/11	USD	3,587,500	(21,560)
Morgan Stanley Capital Services Inc.	HCA Inc. LN Tranche Number: LN300285	Buy	(1.700)%	12/20/11	USD	953,000	(19,257)
Barclays Bank PLC	Kinder Morgan Inc. 6.500%, 09/01/12	Sell	1.700%	09/20/11	USD	217,000	8,324
Merrill Lynch International	Kinder Morgan Inc. 6.500%, 09/01/12	Buy	(1.900)%	09/20/11	USD	542,000	(24,522)
UBS AG	Kinder Morgan Inc. 6.500%, 09/01/12	Buy	(1.900)%	09/20/11	USD	542,000	(22,691)
UBS AG	Lehman Brothers Holdings 6.625%, 01/18/12	Sell	0.240%	03/20/12	USD	2,815,000	(13,953)
UBS AG	Morgan Stanley 6.600%, 04/01/12	Sell	0.260%	03/20/12	USD	4,283,000	(8,120)
Barclays Bank PLC	Nisource Finance Corp. 7.875%, 11/15/10	Sell	0.410%	03/20/12	USD	924,000	2,729
Citibank N.A., New York	Nisource Finance Corp. 7.875%, 11/15/10	Sell	0.410%	03/20/12	USD	433,000	900
Merrill Lynch International	Nisource Finance Corp. 7.875%, 11/15/10	Sell	0.430%	03/20/12	USD	924,000	2,748
Credit Suisse First Boston	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)%	06/20/14	USD	1,448,000	32,490
JPMorgan Chase Bank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)%	06/20/14	USD	678,000	17,838
Morgan Stanley Capital Services Inc.	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)%	06/20/14	USD	1,328,000	32,726
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.360)%	06/20/14	USD	545,000	16,480
UBS AG	Rogers Wireless Inc. 7.250%, 12/15/12	Sell	1.300%	09/20/11	USD	1,121,000	40,759
UBS AG	Russian Federation 5.000% Step, 03/31/30	Sell	0.240%	08/20/07	USD	2,104,000	945
UBS AG	Russian Federation 5.000% Step, 03/31/30	Sell	0.310%	08/20/07	USD	4,485,000	3,881
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)%	03/20/14	USD	414,000	2,814
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)%	03/20/14	USD	1,181,000	11,674
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)%	03/20/14	USD	905,000	12,924
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	793,000	12,221
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	847,000	13,461
Merrill Lynch International	Transocean Inc. 7.375%, 04/15/18	Buy	(0.330)%	09/20/12	USD	1,125,000	(2,685)
UBS AG	Transocean Inc. 7.375%, 04/15/18	Buy	(0.340)%	09/20/12	USD	970,000	(2,628)
Merrill Lynch International	TXU Energy Co. 7.000%, 03/15/13	Buy	(1.200)%	03/20/12	USD	1,463,000	13,493
UBS AG	TXU Energy Co. 7.000%, 03/15/13	Buy	(1.230)%	03/20/12	USD	279,000	2,242
Barclays Bank PLC	UST Inc. 6.625%, 07/15/12	Buy	(0.300)%	03/20/14	USD	909,000	(98)
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.280)%	03/20/14	USD	2,475,000	(707)
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.380)%	03/20/17	USD	1,980,000	39
Morgan Stanley Capital Services Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.420)%	03/20/17	USD	909,000	(1,666)
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.280)%	03/20/14	USD	131,000	200
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.380)%	03/20/17	USD	160,000	321
Citibank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.580)%	03/20/14	USD	157,000	1,855
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)%	03/20/14	USD	974,000	7,258
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.570)%	03/20/14	USD	905,000	(1,863)
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.600)%	03/20/14	USD	1,644,000	11,582
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.880)%	03/20/17	USD	909,000	8,156
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030%	03/20/12	USD	1,036,947	2,080
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)%	09/20/16	USD	1,025,000	(6,574)
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)%	09/20/16	USD	2,050,000	(13,148)
							$263,677

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Balanced Portfolio, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2007